Contingencies and commitments - Capital Commitments (Details) - Capital commitments $ in Thousands	Dec. 31, 2015 USD ($)
Contingencies and commitments
Committed amount	$ 20,651
Committed amount for first year	15,336
Committed amount for second year	$ 5,315